UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:


/s/ Paul Magidson              Boston, Massachusetts          August 15, 2011
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  $395,677
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number          Name

1.       028-13763                     Castine Partners II, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  ---------  ---------  -------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED NONE
--------------                --------------  ---------  ---------  --------  ---  ----  ----------  --------  --------- ------ ----
1ST UNITED BANCORP INC FLA    COM             33740N105     700      112,617  SH         SHARED         1        112,617
1ST UNITED BANCORP INC FLA    COM             33740N105     358       57,572  SH         SOLE                     57,572
AMERIS BANCORP                COM             03076K108   3,728      420,242  SH         SHARED         1        420,242
AMERIS BANCORP                COM             03076K108   1,905      214,756  SH         SOLE                    214,756
AON CORP                      COM             037389103   4,245       82,755  SH         SHARED         1         82,755
AON CORP                      COM             037389103   2,167       42,245  SH         SOLE                     42,245
BANCORP INC DEL               COM             05969A105   9,083      869,147  SH         SHARED         1        869,147
BANCORP INC DEL               COM             05969A105   4,641      444,077  SH         SOLE                    444,077
BANCORP RHODE ISLAND INC      COM             059690107   4,156       91,713  SH         SHARED         1         91,713
BANCORP RHODE ISLAND INC      COM             059690107   2,124       46,869  SH         SOLE                     46,869
BANK OF AMERICA CORPORATION   COM             060505104   3,517      320,877  SH         SHARED         1        320,877
BANK OF AMERICA CORPORATION   COM             060505104   1,963      179,124  SH         SOLE                    179,124
BCSB BANCORP INC              COM             055367106   1,497      107,934  SH         SHARED         1        107,934
BCSB BANCORP INC              COM             055367106     764       55,101  SH         SOLE                     55,101
BENEFICIAL MUTUAL BANCORP IN  COM             08173R104   2,775      337,636  SH         SHARED         1        337,636
BENEFICIAL MUTUAL BANCORP IN  COM             08173R104   1,417      172,364  SH         SOLE                    172,364
BRIDGEPOINT ED INC            COM             10807M105   4,365      174,600       PUT   SHARED         1        174,600
BRIDGEPOINT ED INC            COM             10807M105   2,228       89,100       PUT   SOLE                     89,100
CAPE BANCORP INC              COM             139209100   4,330      433,014  SH         SHARED         1        433,014
CAPE BANCORP INC              COM             139209100   2,211      221,057  SH         SOLE                    221,057
CAPITOL FED FINL INC          COM             14057J101     467       39,725  SH         SHARED         1         39,725
CAPITOL FED FINL INC          COM             14057J101     238       20,275  SH         SOLE                     20,275
CASH AMER INTL INC            COM             14754D100   7,072      122,208  SH         SHARED         1        122,208
CASH AMER INTL INC            COM             14754D100   3,803       65,721  SH         SOLE                     65,721
CENTERSTATE BANKS INC         COM             15201P109   1,483      214,366  SH         SHARED         1        214,366
CENTERSTATE BANKS INC         COM             15201P109     757      109,435  SH         SOLE                    109,435
CENTURY BANCORP INC MASS      CL A NON VTG    156432106   4,998      188,881  SH         SHARED         1        188,881
CENTURY BANCORP INC MASS      CL A NON VTG    156432106   2,554       96,522  SH         SOLE                     96,522
CHUBB CORP                    COM             171232101   2,694       43,034  SH         SHARED         1         43,034
CHUBB CORP                    COM             171232101   1,375       21,966  SH         SOLE                     21,966
CITIZENS & NORTHN CORP        COM             172922106     120        7,944  SH         SHARED         1          7,944
CITIZENS & NORTHN CORP        COM             172922106      61        4,056  SH         SOLE                      4,056
COMERICA INC                  COM             200340107   2,975       86,062  SH         SHARED         1         86,062
COMERICA INC                  COM             200340107   1,519       43,938  SH         SOLE                     43,938
EAGLE BANCORP INC MD          COM             268948106   2,742      206,183  SH         SHARED         1        206,183
EAGLE BANCORP INC MD          COM             268948106   1,400      105,257  SH         SOLE                    105,257
EVANS BANCORP INC             COM NEW         29911Q208   2,090      152,550  SH         SHARED         1        152,550
EVANS BANCORP INC             COM NEW         29911Q208   1,067       77,878  SH         SOLE                     77,878
FIRST CALIFORNIA FINANCIAL G  COM NEW         319395109   2,461      689,233  SH         SHARED         1        689,233
FIRST CALIFORNIA FINANCIAL G  COM NEW         319395109   1,256      351,850  SH         SOLE                    351,850
FIRST DEFIANCE FINL CORP      COM             32006W106   1,945      132,406  SH         SHARED         1        132,406
FIRST DEFIANCE FINL CORP      COM             32006W106     993       67,594  SH         SOLE                     67,594
FIRST INTST BANCSYSTEM INC    COM CL A        32055Y201   1,276       86,589  SH         SHARED         1         86,589
FIRST INTST BANCSYSTEM INC    COM CL A        32055Y201     652       44,211  SH         SOLE                     44,211
FIRST MERCHANTS CORP          COM             320817109     773       86,490  SH         SHARED         1         86,490
FIRST MERCHANTS CORP          COM             320817109     395       44,157  SH         SOLE                     44,157
FOX CHASE BANCORP INC NEW     COM             35137T108   5,632      415,658  SH         SHARED         1        415,658
FOX CHASE BANCORP INC NEW     COM             35137T108   2,875      212,195  SH         SOLE                    212,195
FRANKLIN RES INC              COM             354613101  69,518      529,500       PUT   SHARED         1        529,500
FRANKLIN RES INC              COM             354613101  35,514      270,500       PUT   SOLE                    270,500
GENWORTH FINL INC             COM CL A        37247D106   3,743      364,111  SH         SHARED         1        364,111
GENWORTH FINL INC             COM CL A        37247D106   1,911      185,889  SH         SOLE                    185,889
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109   5,773      219,585  SH         SHARED         1        219,585
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109   2,960      112,605  SH         SOLE                    112,605
HERITAGE FINL GROUP INC       COM             42726X102   3,361      281,956  SH         SHARED         1        281,956
HERITAGE FINL GROUP INC       COM             42726X102   1,716      143,941  SH         SOLE                    143,941
HILLTOP HOLDINGS INC          COM             432748101     593       67,098  SH         SHARED         1         67,098
HILLTOP HOLDINGS INC          COM             432748101     303       34,252  SH         SOLE                     34,252
HOME FED BANCORP INC LA NEW   COM             43708L108   1,171       89,620  SH         SHARED         1         89,620
HOME FED BANCORP INC LA NEW   COM             43708L108     598       45,752  SH         SOLE                     45,752
HOME FED BANCORP INC MD       COM             43710G105   3,303      300,529  SH         SHARED         1        300,529
HOME FED BANCORP INC MD       COM             43710G105   1,686      153,408  SH         SOLE                    153,408
JPMORGAN CHASE & CO           COM             46625H100   9,893      241,643  SH         SHARED         1        241,643
JPMORGAN CHASE & CO           COM             46625H100   5,050      123,357  SH         SOLE                    123,357
KAISER FED FINL GROUP INC     COM             483056107   6,567      533,051  SH         SHARED         1        533,051
KAISER FED FINL GROUP INC     COM             483056107   3,353      272,125  SH         SOLE                    272,125
LEGACY BANCORP INC            CL A            52463G105   2,332      169,349  SH         SHARED         1        169,349
LEGACY BANCORP INC            CL A            52463G105   1,190       86,453  SH         SOLE                     86,453
LOEWS CORP                    COM             540424108   4,305      102,273  SH         SHARED         1        102,273
LOEWS CORP                    COM             540424108   2,134       50,695  SH         SOLE                     50,695
MERCHANTS BANCSHARES          COM             588448100   1,184       48,383  SH         SHARED         1         48,383
MERCHANTS BANCSHARES          COM             588448100     603       24,642  SH         SOLE                     24,642
METRO BANCORP INC PA          COM             59161R101   3,526      308,775  SH         SHARED         1        308,775
METRO BANCORP INC PA          COM             59161R101   1,800      157,631  SH         SOLE                    157,631
MFA FINANCIAL INC             COM             55272X102   1,331      165,522  SH         SHARED         1        165,522
MFA FINANCIAL INC             COM             55272X102     679       84,478  SH         SOLE                     84,478
NORTHWEST BANCSHARES INC MD   COM             667340103   5,336      424,173  SH         SHARED         1        424,173
NORTHWEST BANCSHARES INC MD   COM             667340103   2,724      216,538  SH         SOLE                    216,538
OCEANFIRST FINL CORP          COM             675234108   2,681      207,032  SH         SHARED         1        207,032
OCEANFIRST FINL CORP          COM             675234108   1,369      105,691  SH         SOLE                    105,691
OCWEN FINL CORP               COM NEW         675746309   2,621      205,375  SH         SHARED         1        205,375
OCWEN FINL CORP               COM NEW         675746309   1,341      105,133  SH         SOLE                    105,133
ORIENTAL FINL GROUP INC       COM             68618W100  13,152    1,020,307  SH         SHARED         1      1,020,307
ORIENTAL FINL GROUP INC       COM             68618W100   6,714      520,875  SH         SOLE                    520,875
ORITANI FINL CORP DEL         COM             68633D103   3,377      264,019  SH         SHARED         1        264,019
ORITANI FINL CORP DEL         COM             68633D103   1,724      134,782  SH         SOLE                    134,782
PENN MILLERS HLDG CORP        COM             707561106   4,735      280,009  SH         SHARED         1        280,009
PENN MILLERS HLDG CORP        COM             707561106   2,417      142,942  SH         SOLE                    142,942
PEOPLES FED BANCSHARES INC    COM             711037101   2,330      165,508  SH         SHARED         1        165,508
PEOPLES FED BANCSHARES INC    COM             711037101   1,190       84,492  SH         SOLE                     84,492
PNC FINL SVCS GROUP INC       COM             693475105   4,538       76,133  SH         SHARED         1         76,133
PNC FINL SVCS GROUP INC       COM             693475105   2,317       38,867  SH         SOLE                     38,867
SI FINL GROUP INC MD          COM             78425V104   2,955      292,612  SH         SHARED         1        292,612
SI FINL GROUP INC MD          COM             78425V104   1,509      149,388  SH         SOLE                    149,388
SPDR GOLD TRUST               GOLD SHS        78463V107   7,249       49,653  SH         SHARED         1         49,653
SPDR GOLD TRUST               GOLD SHS        78463V107   3,701       25,347  SH         SOLE                     25,347
UNITED FINANCIAL BANCORP INC  COM             91030T109   1,704      110,405  SH         SHARED         1        110,405
UNITED FINANCIAL BANCORP INC  COM             91030T109     870       56,362  SH         SOLE                     56,362
US BANCORP DEL                COM NEW         902973304   9,795      383,980  SH         SHARED         1        383,980
US BANCORP DEL                COM NEW         902973304   5,000      196,020  SH         SOLE                    196,020
WASHINGTON BKG CO OAK HBR WA  COM             937303105   2,801      211,905  SH         SHARED         1        211,905
WASHINGTON BKG CO OAK HBR WA  COM             937303105   1,430      108,178  SH         SOLE                    108,178
WHITE MTNS INS GROUP LTD      COM             G9618E107   3,374        8,030  SH         SHARED         1          8,030
WHITE MTNS INS GROUP LTD      COM             G9618E107   1,723        4,101  SH         SOLE                      4,101
WILLIS LEASE FINANCE CORP     COM             970646105   3,346      249,668  SH         SHARED         1        249,668
WILLIS LEASE FINANCE CORP     COM             970646105   1,708      127,457  SH         SOLE                    127,457




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